Discontinued Operations Data by Business Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	$ 297,099	$ 1,033,701	$ 1,529,509
Operating income (loss)	3,220	86,208	211,583
Rent	83,107	123,225	149,469
Depreciation	5,380	29,444	43,399
Hospital Division
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	26,571	246,925	340,294
Operating income (loss)	(3,798)	30,911	40,508
Rent	4,174	11,926	17,236
Depreciation	1,700	12,283	15,343
Nursing Center Division
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	270,528	786,776	1,189,215
Operating income (loss)	7,018	55,297	171,075
Rent	78,933	111,299	132,233
Depreciation	$ 3,680	$ 17,161	$ 28,056